DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS
Appropriations to general reserve as a percentage of profit after tax, minimum	10.00%
Percentage of general reserve fund if appropriation is not required	50.00%
Percentage of appropriation to statutory surplus fund	10.00%
Percentage of registered capital when appropriation is not required	50.00%
Restricted net assets of PRC subsidiaries	$ 32,500,000	$ 19,505,000
Restricted net assets, percent of net assets	17.70%	14.20%